Recent Accounting Pronouncements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in operating income had the change in accounting principle been adopted	$ 302	$ 315	$ 280
Subsequent Event [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets				$ 750
Lease liabilities				750
Subsequent Event [Member] | Retained earnings [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings				$ 30